Earnings Per Share - Additional information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted earnings per share (in shares)	7,781,892	2,067,928